Trade and Other Receivables (Details Textual) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Trade and Other Receivables (Textual)
Trade and other receivables non-current	$ 10,033,223	$ 21,664,764	$ 21,664,764